 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending November 30,2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
11/22/02	Shares of beneficial interest	1,500	5.72	6.37	Merrill Lynch
11/25/02	Shares of beneficial interest	24,000	5.7521	6.37	Merrill Lynch
11/26/02	Shares of beneficial interest	24,000	5.7467	6.39	Merrill Lynch
11/27/02	Shares of beneficial interest	20,000	8.25	6.36	Merrill Lynch

Total Shares Repurchased:68,200

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management